Share Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity for the six months ended June 30, 2015.

	Shares Underlying Options	Weighted-Average Exercise Price	Weighted-Average Remaining Life (years)
Outstanding at December 31, 2014	3,118,218	$1.45	9.80
Granted	1,301,782	$4.33	9.77
Exercised	(336,120)	$1.24	—
Forfeited	(407,213)	$1.14	—

Outstanding at June 30, 2015	3,676,667	$2.13	9.69

Exercisable at June 30, 2015	1,257,611	$2.59	9.76

The following table summarizes stock option activity for the nine months ended December 31, 2014.

	Shares Underlying Options	Weighted- Average Exercise Price	Weighted-Average Remaining Life (years)
Outstanding at January 1, 2013	150,000	$0.21	0.1
Granted	1,275,000	$0.35	9.6
Exercised	(575,000)	$0.31	—
Forfeited	(150,000)	$0.21	—

Outstanding at December 31, 2013	700,000	$0.39	9.6

Exercisable at December 31, 2013	700,000	$0.39	9.6
Outstanding at January 1, 2014	700,000	$0.39	9.8
Granted	3,068,218	$1.47	9.9
Exercised	(600,000)	$0.30	—
Forfeited	(50,000)	$1.31	—

Outstanding at December 31, 2014	3,118,218	$1.45	9.8

Exercisable at December 31, 2014	220,000	$1.16	9.6

Assumptions Used in Black-Scholes Option Pricing Model for Options Awarded

The table below shows the assumptions used in the model for options awarded during the six months ended June 30, 2015.

Six months ended June 30, 2015
Expected price volatility	115% - 119%
Risk free interest rate	.01% - .03%
Expected annual dividend yield	0%
Expected option term (years)	10
Expected forfeiture rate	0%
Grant date fair value per share	$2.97 - $6.31

The table below shows the assumptions used in the model for options awarded during the year ended December 31, 2014.

	Year ended December 31, 2014	Year ended December 31, 2013
Expected price volatility	119% - 123%	124% - 125%
Risk free interest rate	.01% - .05%	.02% - .04%
Expected annual dividend yield	0%	0%
Expected option term (years)	10	0.1 and 10
Expected forfeiture rate	0%	0%
Grant date fair value per share	$0.97 - $1.64	$0.29 - $0.89